Financial Instruments (Details 3) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) customer	Dec. 31, 2014 USD ($) customer	Dec. 31, 2013 customer
Concentration of Risk
Cash, cash equivalents and short-term investments	$ 2,209,853	$ 2,166,538
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund (as a percent)	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund (as a percent)	50.00%
Accounts receivable denominated in RMB	$ 228,732	259,764
Current liabilities denominated in RMB	1,383,447	391,515
Reclassified current portion of convertible debt denominated in US$	$ 800,000
Percentage of consolidated net assets that restricted net assets did not exceed (as a percent)	25.00%
Exposure to credit loss | Cash, cash equivalents and short-term investments | China
Concentration of Risk
Cash, cash equivalents and short-term investments	$ 2,132,700	$ 2,092,300
Maximum term of original maturity of time deposits	12 months
Customer concentration risk | Consolidated net revenues benchmark | Customers
Concentration of Risk
Number of customers accounted for more than 10% | customer	1	1	1
Customer concentration risk | Consolidated net accounts receivables benchmark | Customers
Concentration of Risk
Number of customers accounted for more than 10% | customer	2	1
Customer concentration risk | Consolidated net accounts receivables benchmark | Customer A
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)	31.00%	29.00%
Customer concentration risk | Consolidated net accounts receivables benchmark | Customer B
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)	11.00%
Customer concentration risk | Consolidated net accounts receivables benchmark | Customer B | Maximum
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)		10.00%
Currency concentration risk | Cash, cash equivalents and short-term investments | RMB
Concentration of Risk
Cash, cash equivalents and short-term investments	$ 460,400	$ 576,600
Percentage of benchmark derived from specified source (as a percent)	20.80%	26.60%
Currency concentration risk | Consolidated net accounts receivables benchmark | RMB
Concentration of Risk
Accounts receivable denominated in RMB	$ 227,000	$ 258,100
Currency concentration risk | Current liabilities | RMB
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)	38.00%	90.00%
Current liabilities denominated in RMB	$ 525,700	$ 350,800